Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2012	December 31, 2013
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$-	$(87,295)
Interest rate swaps	Current liabilities – Interest rate swaps	297,908	294,505
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	375,166	22,683
	Subtotal	$673,074	$229,893

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$887,811	$685,960
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	992,411	359,433
	Subtotal	$1,880,222	$1,045,393

Total derivatives		$2,553,296	$1,275,286

Effect of Derivative Instruments designated as hedging instruments (Recognized in Accumulated Other Comprehensive Income / (Loss) - Effective Portion)	Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion
	Year Ended December 31,
	2012	2013
Interest rate swaps	$(847,943)	$131,112
Total	$(847,943)	$131,112

Effect of Derivative Instruments designated as hedging instruments (Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Year Ended December 31,
		2012	2013
Interest rate swaps – Realized Loss	Interest and finance costs	$(174,869)	$(312,069)
Total		$(174,869)	$(312,069)

Effect of Derivative Instruments not designated as hedging instruments
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2012	2013
Interest rate swaps – Fair value	Loss on derivatives, net	$2,017,297	$834,829
Interest rate swaps – Realized Loss	Loss on derivatives, net	(2,731,371)	(930,117)
Net loss on derivatives		$(714,074)	$(95,288)

Summary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2012	December 31, 2013
Interest rate swaps – asset	$-	$(87,295)
Interest rate swaps – liability	2,553,296	1,362,581
Total	$2,553,296	$1,275,286

Marketable Securities Location of Gain / (Loss) Recognized
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2012 Gain / (Loss)	2013 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$1,394,665	$3,113,306
Marketable securities – Realized Loss	Gain on marketable securities, net	(980,430)	(1,911,212)
Net gain on marketable securities		$414,235	$1,202,094

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2012	December 31, 2013
KLC Shares – Marketable Securities	$567,288	$1,616,329
Total	$567,288	$1,616,329

Investment In Affiliate Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$11,309,375	$8,229,551